Notes Payable - Long Term Liability	12 Months Ended
Aug. 31, 2011
Other Liabilities {1}
Other Liabilities Disclosure [Text Block]	NOTE 6. NOTES PAYABLE (Long Term Liability)

	2011	2010
Non Current portion of amounts to be paid on
behalf of Gregory McDonald and Pet Pointers, Inc. (Note 9)	79,143	0